Employee benefit expense - Number of Directors (Details)	12 Months Ended
	Dec. 31, 2025 Option director	Dec. 31, 2024 Option director	Dec. 31, 2023 Option director
Disclosure of defined benefit plans [line items]
Number of Directors exercising share options	1	1	1
Number of Directors receiving shares as part of long-term incentive schemes	1	2	2
Highest paid director
Disclosure of defined benefit plans [line items]
Shares options exercised | Option	964,464	986,515	971,802